Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, Tango is providing the following information about the relationship between the executive compensation actually paid to our NEOs and certain aspects of our financial performance. The following table sets forth the compensation for our CEO (as of December 31, 2025) and the average compensation for our other NEOs (Non-CEO NEOs), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “Compensation Actually Paid”, or CAP, to such individuals, as defined under SEC rules, for each of 2025, 2024, and 2023. The table also provides information on our cumulative total shareholder return, or TSR, the cumulative TSR of the Nasdaq Biotechnology Index and our Net Loss over such years in accordance with SEC rules. As a clinical stage biotech company, we do not use any financial performance measures in our compensation program or for comparison to any corporate goals. For further information concerning our pay for performance philosophy and how we align executive compensation with our performance, please refer to “Executive Compensation.”

Pay Versus Performance Table

					Year-end Value of $100 Invested on 12/31/2022 in:
Year	Summary Compensation Table Total for Dr. Weber ($)(1)	Compensation Actually Paid to Dr. Weber ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	TNGX ($)	Nasdaq Biotechnology Index ($)	Net Loss ($ millions)
2025	2,823,992	10,108,655	1,438,428	4,627,977	122.2	138.8	(101.6)
2024	6,541,200	(3,076,115)	3,012,686	(370,843)	42.6	104.0	(130.3)
2023	3,391,059	8,141,931	2,134,765	3,049,295	136.6	104.6	(101.7)

(1) Barbara Weber, M.D., served as the Company's PEO from March 2017 to January 2026.

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024		2023
	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,823,992	$1,438,428	$6,541,200	$3,012,686	$3,391,059	$2,134,765

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,583,424)	$(591,747)	$(5,415,711)	$(2,254,684)	$(2,351,247)	$(1,333,526)
Year-end fair value of unvested awards granted in the current year	$5,751,123	$2,149,273	$986,795	$410,826	$5,056,057	$2,353,493
Year-over-year difference of year-end fair values for	$2,456,253	$1,344,825	$(4,053,246)	$(1,406,563)	$2,709,513	$263,334
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$7,153
Difference in fair values between prior year-end fair values and vest	$660,711	$287,199	$(1,135,153)	$(133,108)	$(663,451)	$(116,446)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-	$-	$(259,478)
Total Adjustments for Equity Awards	$7,284,663	$3,189,549	$(9,617,316)	$(3,383,529)	$4,750,872	$914,530

Compensation Actually Paid (as calculated)	$10,108,655	$4,627,977	$(3,076,115)	$(370,843)	$8,141,931	$3,049,295

(3) The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

- Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

- Represents annual dividend yield on each vest/FYE date.

(4) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2025: Daniella Beckman and Adam Crystal, M.D., Ph.D.

2024: Daniella Beckman, Adam Crystal, M.D., Ph.D., and Douglas Barry

2023: Daniella Beckman, Adam Crystal, M.D., Ph.D., and Alan Huang, Ph.D.

Relationship between Compensation Actually Paid and Company Performance Measures

The following charts show the relationships over the past three years of the CAP for our CEO and Non-CEO NEOs as compared to our cumulative TSR, the cumulative NASDAQ Biotechnology Index TSR, and our net loss.

CAP vs TSR

CAP vs Net Loss

Named Executive Officers, Footnote	Barbara Weber, M.D., served as the Company's PEO from March 2017 to January 2026.
PEO Total Compensation Amount	$ 2,823,992	$ 6,541,200	$ 3,391,059
PEO Actually Paid Compensation Amount	$ 10,108,655	(3,076,115)	8,141,931
Adjustment To PEO Compensation, Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024		2023
	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,823,992	$1,438,428	$6,541,200	$3,012,686	$3,391,059	$2,134,765

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,583,424)	$(591,747)	$(5,415,711)	$(2,254,684)	$(2,351,247)	$(1,333,526)
Year-end fair value of unvested awards granted in the current year	$5,751,123	$2,149,273	$986,795	$410,826	$5,056,057	$2,353,493
Year-over-year difference of year-end fair values for	$2,456,253	$1,344,825	$(4,053,246)	$(1,406,563)	$2,709,513	$263,334
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$7,153
Difference in fair values between prior year-end fair values and vest	$660,711	$287,199	$(1,135,153)	$(133,108)	$(663,451)	$(116,446)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-	$-	$(259,478)
Total Adjustments for Equity Awards	$7,284,663	$3,189,549	$(9,617,316)	$(3,383,529)	$4,750,872	$914,530

Compensation Actually Paid (as calculated)	$10,108,655	$4,627,977	$(3,076,115)	$(370,843)	$8,141,931	$3,049,295

Non-PEO NEO Average Total Compensation Amount	$ 1,438,428	3,012,686	2,134,765
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,627,977	(370,843)	3,049,295
Adjustment to Non-PEO NEO Compensation Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024		2023
	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,823,992	$1,438,428	$6,541,200	$3,012,686	$3,391,059	$2,134,765

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,583,424)	$(591,747)	$(5,415,711)	$(2,254,684)	$(2,351,247)	$(1,333,526)
Year-end fair value of unvested awards granted in the current year	$5,751,123	$2,149,273	$986,795	$410,826	$5,056,057	$2,353,493
Year-over-year difference of year-end fair values for	$2,456,253	$1,344,825	$(4,053,246)	$(1,406,563)	$2,709,513	$263,334
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$7,153
Difference in fair values between prior year-end fair values and vest	$660,711	$287,199	$(1,135,153)	$(133,108)	$(663,451)	$(116,446)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-	$-	$(259,478)
Total Adjustments for Equity Awards	$7,284,663	$3,189,549	$(9,617,316)	$(3,383,529)	$4,750,872	$914,530

Compensation Actually Paid (as calculated)	$10,108,655	$4,627,977	$(3,076,115)	$(370,843)	$8,141,931	$3,049,295

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Net Income (Loss)	$ (101,600,000)	(130,300,000)	(101,700,000)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,284,663	(9,617,316)	4,750,872
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,583,424)	(5,415,711)	(2,351,247)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,751,123	986,795	5,056,057
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,456,253	(4,053,246)	2,709,513
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	660,711	(1,135,153)	(663,451)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,189,549	(3,383,529)	914,530
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(591,747)	(2,254,684)	(1,333,526)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,149,273	410,826	2,353,493
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,344,825	(1,406,563)	263,334
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,153
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 287,199	$ (133,108)	(116,446)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (259,478)